Additional Notes - Summary of Agreements Related to Proprietary Clinical Development (Details) - Jun. 01, 2010 - Agreements Related to Proprietary Clinical Development [Member]
€ in Millions, $ in Millions
	EUR (€)	USD ($)
Agreements related to Property [Line Items]
Additional Payments	€ 10.5	$ 13.0
Milestone payment	€ 53.8	$ 65.5